CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions		Total		Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2016		$ 4,451		$ 25	$ (9)	$ 4,408	$ 1,787	$ (1,767)	$ 7
Beginning balance at Dec. 31, 2016		4,320		25	(9)	4,408	1,652	(1,762)	6
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2016										$ 21
Adoption of ASC 606 (Adjustment Due to Adoption of New Accounting Pronouncements [Member])		(131)					(135)	5	(1)
Beginning balance at Dec. 31, 2016										21
Net income		44					43		1
Net income (loss), redeemable non controlling interests										2
Other comprehensive income (loss), net of tax		42	[1]					43	(1)
Dividend paid										(1)
Common shares issued from treasury stock and capital increase for share-based compensation		3			9	(6)
Share-based compensation expense		6				6
Other changes		(3)				(2)			(1)
Ending balance at Mar. 31, 2017		4,412		25		4,406	1,695	(1,719)	5
Ending balance at Mar. 31, 2017										22
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2017		4,400		25	(10)	4,412	1,921	(1,958)	10
Beginning balance at Dec. 31, 2017		4,232		25	(10)	4,412	1,763	(1,966)	8
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2017										25
Beginning balance at Dec. 31, 2017	[2]	25
Adoption of ASC 606 (Adjustment Due to Adoption of New Accounting Pronouncements [Member])		(168)					(158)	(8)	(2)
Beginning balance at Dec. 31, 2017										25
Net income		200					196		4
Net income (loss), redeemable non controlling interests										2
Other comprehensive income (loss), net of tax		(253)						(254)	1
Dividend paid										(1)
Acquisition of treasury stock		(90)			(90)
Common shares issued from treasury stock and capital increase for share-based compensation		2			10	(8)
Share-based compensation expense		4				4
Other changes		(1)				(1)
Ending balance at Mar. 31, 2018		4,094		$ 25	$ (90)	$ 4,407	$ 1,959	$ (2,220)	$ 13
Ending balance at Mar. 31, 2018		$ 26								$ 26

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).